Property, plant and equipment	12 Months Ended
Jun. 30, 2025
Property, plant and equipment
Property, plant and equipment
13	Property, plant and equipment

	Freehold	Plant and	Fixtures	Assets under
	property	machinery	and fittings	construction	Total
	£’000	£’000	£’000	£’000	£’000
At 1 July 2023
Cost	287,413	46,706	75,873	—	409,992
Accumulated depreciation	(66,677)	(35,094)	(54,939)	—	(156,710)
Net book amount	220,736	11,612	20,934	—	253,282
Year ended 30 June 2024
Opening net book amount	220,736	11,612	20,934	—	253,282
Additions	2,786	4,784	10,264	—	17,834
Depreciation charge	(3,489)	(4,982)	(6,527)	—	(14,998)
Closing net book amount	220,033	11,414	24,671	—	256,118
At 30 June 2024
Cost	289,943	45,809	78,889	—	414,641
Accumulated depreciation	(69,910)	(34,395)	(54,218)	—	(158,523)
Net book amount	220,033	11,414	24,671	—	256,118
Year ended 30 June 2025
Opening net book amount	220,033	11,414	24,671	—	256,118
Additions	—	2,649	7,236	42,007	51,892
Depreciation charge	(3,479)	(5,427)	(6,770)	—	(15,676)
Closing net book amount	216,554	8,636	25,137	42,007	292,334
At 30 June 2025
Cost	289,943	43,560	84,079	42,007	459,589
Accumulated depreciation	(73,389)	(34,924)	(58,942)	—	(167,255)
Net book amount	216,554	8,636	25,137	42,007	292,334

(i)	Assets pledged as security

Property, plant and equipment with a net book amount of £211,132,000 (2024: £212,148,000) has been pledged to secure the revolving facilities, the secured term loan facility and senior secured notes borrowings of the Group (see Note 25).

(ii)	Depreciation methods and useful lives

Land is not depreciated. With the exception of freehold property acquired before 1 August 1999, depreciation is calculated using the straight-line method to allocate cost, net of residual values, over the estimated useful lives as follows:

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4-5 years
Fixtures and fittings	7 years

Freehold property acquired before 1 August 1999 is depreciated on a reducing balance basis at an annual rate of 1.33%.

See Note 2.11 for the other accounting policies relevant to property, plant and equipment, and Note 2.10 for the Group’s policy regarding impairments.

(iii)	Capital commitments

See Note 32.1 for disclosure of capital commitments relating to property, plant and equipment.